EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

19.EMPLOYEE BENEFIT PLANS

a.    Defined Benefit Plans

The Group maintains a German pension plan after the completion of the acquisition of DH.

As of December 31, 2021 and 2022, accumulated benefit obligation net of plan assets recognized in the consolidated balance sheets consist of the following:

	As of December 31,
	2021	2022
Salary and welfare payables	8	10
Retirement benefit obligation	144	110
Liability in the balance sheet	152	120

b.    Defined Contribution Plans

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. The total contribution for such employee benefits were RMB283, RMB544 and RMB645 for the years ended December 31, 2020, 2021 and 2022, respectively. The Group has no ongoing obligation to its employees subsequent to its contribution to the PRC plan. In an attempt to mitigate the adverse financial effects of the COVID-19 pandemic on employers, the Chinese Government had announced temporary reductions in, and exemptions from, the payment of contributions in 2020. The supportive policies have been gradually reduced since 2021.

Furthermore, the Group pays contribution to governmental and private pension insurance organizations based on legal regulations in some countries out of China. The contributions are recognized as expense and amount RMB129, RMB55 and RMB74 for the years ended December 31, 2020, 2021 and 2022.